Shareholder' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity

NOTE 15	Shareholders’ Equity

At December 31, 2021 and 2020, the Company had authority to issue 4 billion shares of common stock and 50 million shares of preferred stock. The Company had 1.5 billion shares of common stock outstanding at December 31, 2021 and 2020. TheCompany had 36 million shares of common stock reserved for future issuances, primarily under its stock incentive plans at December 31, 2021.
The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock were as follows:

	2021				2020
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	—	1,000
Series F	–	–	–	–	44,000	1,100	12	1,088
Series I	–	–	–	–	30,000	750	5	745
Series J	40,000	1,000	7	993	40,000	1,000	7	993
Series K	23,000	575	10	565	23,000	575	10	565
Series L	20,000	500	14	486	20,000	500	14	486
Series M	30,000	750	21	729	–	–	–	–
Series N	60,000	1,500	8	1,492	–	–	–	–
Total preferred stock (a)	225,510	$6,576	$205	$6,371	209,510	$6,176	$193	$5,983
(a)	The par value of all shares issued and outstanding at December 31, 2021 and 2020, was $1.00 per share.
During 2021, the Company issued depositary shares representing an ownership interest in 60,000 shares of Series N Fixed Rate Reset
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series N Preferred Stock”). The Series N Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 3.70 percent from the date of issuance to, but excluding, January 15, 2027, and thereafter will accrue and be payable quarterly at a floating rate per annum equal to the five-year treasury rate plus 2.541 percent. The Series N Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after January 15, 2027. The Series N Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to January 15, 2027 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series N Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2021, the Company issued depositary shares representing an ownership interest in 30,000 shares of Series M
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series M Preferred Stock”). The Series M Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 4.00 percent. The Series M Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after April 15, 2026. The Series M Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to April 15, 2026 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the
Company to treat the full liquidation value of the Series M Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2020, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series L
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series L Preferred Stock”). The Series L Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 3.75 percent. The Series L Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after January 15, 2026. The Series L Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to January 15, 2026 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series L Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2018, the Company issued depositary shares representing an ownership interest in 23,000 shares of Series K
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series K Preferred Stock”). The Series K Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 5.50 percent. The Series K Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after October 15, 2023. The Series K Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to October 15, 2023 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the
Company to treat the full liquidation value of the Series K Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2017, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series J
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series J Preferred Stock”). The Series J Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable semiannually, in arrears, at a rate per annum equal to 5.300 percent from the date of issuance to, but excluding, April 15, 2027, and thereafter will accrue and be payable quarterly at a floating rate per annum equal to the three-month London Interbank Offered Rate (“LIBOR”) plus 2.914 percent. The Series J Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after April 15, 2027. The Series J Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to April 15, 2027 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series J Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.
During 2015, the Company issued depositary shares representing an ownership interest in 30,000 shares of Series I
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series I Preferred Stock”). During 2021, the Company redeemed all outstanding shares of the Series I Preferred Stock at a redemption price equal to the liquidation preference amount. The Company included a $5 million loss in the computation of diluted earnings per common share for 2021, which represents the stock issuance costs recorded in preferred stock upon the issuance of the Series I Preferred Stock that were reclassified to retained earnings on the date the Company provided notice of its intent to redeem the outstanding shares.
During 2012, the Company issued depositary shares representing an ownership interest in 44,000 shares of Series F
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series F Preferred Stock”). During 2021, the Company provided notice of its intent to redeem all outstanding shares of the Series F Preferred Stock during the first quarter of 2022. The Company removed the outstanding liquidation preference amount of the Series F Preferred Stock from shareholders’ equity and included it in other liabilities on the Consolidated Balance Sheet as of December 31, 2021, because upon the notification date it became mandatorily redeemable. The liquidation preference amount equals the redemption price for all outstanding shares of the Series F Preferred Stock. The Company included a $12 million loss in the computation of diluted earnings per common share for 2021, which represents the stock issuance costs recorded in preferred stock upon the issuance of the Series F Preferred Stock that were reclassified to retained earnings on the notification date.
Effective January 15, 2022, the Company redeemed all outstanding shares of the Series F Preferred Stock.
During 2010, the Company issued depositary shares representing an ownership interest in 5,746 shares of Series A
Non-Cumulative
Perpetual Preferred Stock (the “Series A Preferred Stock”) to investors, in exchange for their portion of USB Capital IX Income Trust Securities. During 2011, the Company issued depositary shares representing an ownership interest in 6,764 shares of Series A Preferred Stock to USB Capital IX, thereby settling the stock purchase contract established between the Company and USB Capital IX as part of the 2006 issuance of USB Capital IX Income Trust Securities. The preferred shares were issued to USB Capital IX for the purchase price specified in the stock forward purchase contract. The Series A Preferred Stock has a liquidation preference of $100,000 per share, no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus 1.02 percent or 3.50 percent. The Series A Preferred Stock is redeemable at the Company’s option, subject to prior approval by the Federal Reserve Board.
During 2006, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series B
Non-Cumulative
Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series B Preferred Stock”). The Series B Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus .60 percent, or 3.50 percent. The Series B Preferred Stock is redeemable at the Company’s option, subject to the prior approval of the Federal Reserve Board.
Dividends for certain of the Company’s outstanding series of preferred stock described above are, or will in the future be, calculated by reference to LIBOR. The outstanding series contain fallback provisions in the event that LIBOR is no longer published or quoted, but these fallback provisions have not yet been utilized.
During 2021, 2020 and 2019, the Company repurchased shares of its common stock under various authorizations approved by its Board of Directors. Beginning in March of 2020 and continuing through the remainder of 2020, the Company suspended all common stock repurchases except for those done exclusively in connection with its stock-based compensation programs. This action was initially taken to maintain strong capital levels given the impact and uncertainties of
COVID-19
on the economy and global markets. Due to continued economic uncertainty, the Federal Reserve Board implemented measures beginning in the third quarter of 2020 and extending through the second quarter of 2021, restricting capital distributions of all large bank holding companies, including the Company. These restrictions limited the aggregate amount of common stock dividends and share repurchases to an amount that did not exceed the average net income of the four preceding calendar quarters. Based on the results of the December 2020 Federal Reserve Board Stress Test, the Company announced on December 22, 2020 that its Board of Directors had approved an authorization to repurchase $3.0 billion of its common stock beginning January 1, 2021, and repurchased $1.5 billion of its common stock during the first six months of 2021 under this program. The Company suspended all common stock repurchases at the beginning of the third quarter of 2021, except for those done exclusively in connection with its stock-based compensation programs, due to its recently announced pending acquisition of MUFG Union Bank’s core regional banking franchise. The Company does not expect to commence repurchasing its common stock again until the second half of 2022, or after the acquisition closes in order to build capital prior to the acquisition.
The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2021	28	$1,556
2020	31	1,661
2019	81	4,515
Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Investment Securities Available-For-Sale	Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2021
Balance at beginning of period	$2,417	$–	$(189)	$(1,842)	$(64)	$322
Changes in unrealized gains (losses)	(3,698)	–	125	400	–	(3,173)
Transfer of securities from available-for-sale to held-to-maturity	1,289	(1,289)	–	–	–	–
Foreign currency translation adjustment (a)	–	–	–	–	35	35
Reclassification to earnings of realized (gains) losses	(103)	36	14	157	–	104
Applicable income taxes	635	318	(35)	(141)	(8)	769

Balance at end of period	$540	$(935)	$(85)	$(1,426)	$(37)	$(1,943)

2020
Balance at beginning of period	$379	$–	$(51)	$(1,636)	$(65)	$(1,373)
Changes in unrealized gains (losses)	2,905	–	(194)	(401)	–	2,310
Foreign currency translation adjustment (a)	–	–	–	–	2	2
Reclassification to earnings of realized (gains) losses	(177)	–	10	125	–	(42)
Applicable income taxes	(690)	–	46	70	(1)	(575)

Balance at end of period	$2,417	$–	$(189)	$(1,842)	$(64)	$322

2019
Balance at beginning of period	$(946)	$14	$112	$(1,418)	$(84)	$(2,322)
Changes in unrealized gains (losses)	1,693	–	(229)	(380)	–	1,084
Unrealized gains (losses) on held-to-maturity investment securities transferred to available-for-sale	150	(9)	–	–	–	141
Foreign currency translation adjustment (a)	–	–	–	–	26	26
Reclassification to earnings of realized (gains) losses	(73)	(7)	11	89	–	20
Applicable income taxes	(445)	2	55	73	(7)	(322)

Balance at end of period	$379	$–	$(51)	$(1,636)	$(65)	$(1,373)
(a)	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2021	2020	2019
Unrealized gains (losses) on investment securities available-for-sale
Realized gains (losses) on sale of investment securities	$103	$177	$73	Securities gains (losses), net
	(26)	(45)	(18)	Applicable income taxes

	77	132	55	Net-of-tax
Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	(36)	–	7	Interest income
	9	–	(2)	Applicable income taxes

	(27)	–	5	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(14)	(10)	(11)	Interest expense
	4	3	3	Applicable income taxes

	(10)	(7)	(8)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	(157)	(125)	(89)	Other noninterest expense
	40	32	22	Applicable income taxes

	(117)	(93)	(67)	Net-of-tax

Total impact to net income	$(77)	$32	$(15)
Regulatory Capital
The Company uses certain measures defined by bank regulatory agencies to assess its capital. The regulatory capital requirements effective for the Company follow Basel III, with the Company being subject to calculating its capital adequacy as a percentage of risk-weighted assets under the standardized approach.
Tier 1 capital is considered core capital and includes common shareholders’ equity adjusted for the aggregate impact of certain items included in other comprehensive income (loss) (“common equity tier 1 capital”), plus qualifying preferred stock, trust preferred securities and noncontrolling interests in consolidated subsidiaries subject to certain limitations. Total risk-based capital includes Tier 1 capital and other items such as subordinated debt and the allowance for credit losses. Capital measures are stated as a percentage of risk-weighted assets, which are measured based on their perceived credit risks and include certain off-balance
sheet exposures, such as unfunded
loan commitments, letters of credit, and derivative contracts. Beginning in 2020, the Company elected to adopt a rule issued in 2020 by its regulators which permits banking organizations who adopt accounting guidance related to the impairment of financial instruments based on the current expected credit losses methodology during 2020, the option to defer the impact of the effect of that guidance at adoption plus 25 percent of its quarterly credit reserve increases over the next two years on its regulatory capital requirements, followed by a three-year transition period to phase in the cumulative deferred impact.
The Company is also subject to leverage ratio requirements, which is defined as Tier 1 capital as a percentage of adjusted average assets under the standardized approach and Tier 1 capital as a percentage of total on-
and
off-balance
sheet leverage exposure under more risk-sensitive advanced approaches.
The following table provides a summary of the regulatory capital requirements in effect, along with the actual components and ratios for the Company and its bank subsidiary, at December 31, 2021 and 2020:

	U.S. Bancorp		U.S. Bank National Association
(Dollars in Millions)	2021	2020	2021	2020

Basel III standardized approach:
Common shareholders’ equity	$48,547	$47,112	$51,465	$52,589
Less intangible assets
Goodwill (net of deferred tax liability)	(9,323)	(9,014)	(9,209)	(9,034)
Other disallowed intangible assets	(785)	(654)	(754)	(654)
Other (a)	3,262	601	3,498	1,254
Total common equity tier 1 capital	41,701	38,045	45,000	44,155

Qualifying preferred stock	6,371	5,983	—	—
Noncontrolling interests eligible for tier 1 capital	450	451	450	451
Other (b)	(6)	(5)	(6)	(6)
Total tier 1 capital	48,516	44,474	45,444	44,600

Eligible portion of allowance for credit losses	4,081	4,905	4,081	4,850
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,653	3,223	3,600	3,517
Total tier 2 capital	7,734	8,128	7,681	8,367
Total risk-based capital	$56,250	$52,602	$53,125	$52,967

Risk-weighted assets	$418,571	$393,648	$412,979	$387,388

Common equity tier 1 capital as a percent of risk-weighted assets	10.0%	9.7%	10.9%	11.4%
Tier 1 capital as a percent of risk-weighted assets	11.6	11.3	11.0	11.5
Total risk-based capital as a percent of risk-weighted assets	13.4	13.4	12.9	13.7
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.6	8.3	8.2	8.4
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	6.9	7.3	6.6	6.8

	Minimum (c)	Well- Capitalized
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets	7.0%	6.5	% (d)
Tier 1 capital as a percent of risk-weighted assets	8.5	8.0
Total risk-based capital as a percent of risk-weighted assets	10.5	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0	5.0	(d)
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	3.0	3.0
(a)
Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale
securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc., and the portion of deferred tax assets related to net operating loss and tax credit carryforwards not eligible for common equity tier 1 capital. Excludes the impact of the 2020 adoption of accounting guidance related to impairment of financial instruments based on the CECL methodology included in retained earnings.

(b)	Includes the remaining portion of deferred tax assets not eligible for total tier 1 capital.
(c)
The minimum common equity tier 1 capital, tier 1 capital and total risk-based capital ratio requirements reflect a stress capital buffer requirement of 2.5 percent. Banks and financial services holding companies must maintain minimum capital levels, including a stress capital buffer requirement, to avoid limitations on capital distributions and certain discretionary compensation payments.

(d)	A minimum well-capitalized threshold does not apply to U.S. Bancorp for this ratio as it is not formally defined under applicable banking regulations for bank holding companies.
Noncontrolling interests principally represent third-party investors’ interests in consolidated entities, including preferred stock of consolidated subsidiaries. During 2006, the Company’s banking subsidiary formed USB Realty Corp., a real estate investment trust, for the purpose of issuing 5,000 shares of
Fixed-to-Floating
Rate Exchangeable
Non-cumulative
Perpetual Series A Preferred Stock with a liquidation preference of $100,000 per share (“Series A Preferred Securities”) to third-party investors. Dividends on the Series A Preferred Securities, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to three-month LIBOR plus 1.147 percent. If USB Realty Corp. has not declared a dividend on the Series A Preferred Securities before the dividend payment date for any dividend period, such dividend shall not be cumulative and shall cease to accrue and be payable, and USB Realty Corp. will have no obligation to pay dividends accrued for such dividend period, whether or not dividends on the Series A Preferred Securities are declared for any future dividend period.
The Series A Preferred Securities will be redeemable, in whole or in part, at the option of USB Realty Corp. on each fifth anniversary after the dividend payment date occurring in January 2012. Any redemption will be subject to the approval of the Office of the Comptroller of the Currency. During 2016, the Company purchased 500 shares of the Series A Preferred Securities held by third-party investors. As of December 31, 2021, 4,500 shares of the Series A Preferred Securities remain outstanding.